Organization and Principal Activities (Details) - Schedule of operation and cash flow VIEs and subsidiaries of VIEs - VIEs [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Organization and Principal Activities (Details) - Schedule of operation and cash flow VIEs and subsidiaries of VIEs [Line Items]
Total revenues	$ 71,896	$ 29,408
Net income	17,617	15,267
Net cash used in operating activities	(7,755)	(959)
Net cash (used in) provided by investing activities	1,684	(994)
Net cash provided by (used in) by financing activities	$ (356)	$ 4,322